Schedule of derivative instruments (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Derivative instruments	kr 1,432	kr 45,028
Net gains on financial assets or liabilities measured at fair value through profit or loss	129,262	(51,315)
Finance costs	2,290	7,719
Derivative instruments	kr 132,984	kr 1,432